Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	$ 6,100
Amount at Which Shown on Balance Sheet	5,520
U.S. government and agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	205
Estimated Fair Value	192
Amount at Which Shown on Balance Sheet	192
State and political subdivision
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	298
Estimated Fair Value	245
Amount at Which Shown on Balance Sheet	245
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	122
Estimated Fair Value	104
Amount at Which Shown on Balance Sheet	104
Foreign government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	17
Estimated Fair Value	14
Amount at Which Shown on Balance Sheet	14
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	2,995
Estimated Fair Value	2,588
Amount at Which Shown on Balance Sheet	2,588
Total bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	3,637
Estimated Fair Value	3,143
Amount at Which Shown on Balance Sheet	3,143
Mortgage-backed and asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	957
Estimated Fair Value	873
Amount at Which Shown on Balance Sheet	873
Redeemable preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	11
Estimated Fair Value	9
Amount at Which Shown on Balance Sheet	9
Total fixed maturity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	4,605
Estimated Fair Value	4,025
Amount at Which Shown on Balance Sheet	4,025
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	1
Estimated Fair Value	1
Amount at Which Shown on Balance Sheet	1
Non-redeemable preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	3
Estimated Fair Value	3
Amount at Which Shown on Balance Sheet	3
Total equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	4
Estimated Fair Value	4
Amount at Which Shown on Balance Sheet	4
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	1,218
Amount at Which Shown on Balance Sheet	1,218
Limited liability companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	7
Amount at Which Shown on Balance Sheet	7
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost	266
Amount at Which Shown on Balance Sheet	$ 266